Principal accounting policies (Schedule of Cash and Cash Equivalents) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 173,051	¥ 1,200,457	$ 452,412	¥ 3,138,387	¥ 681,509	¥ 368,825
U.S. Dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | $	67,025		326,436
U.S. Dollars [Member] | USA [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | $	3		3,944
U.S. Dollars [Member] | Hong Kong [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | $	56,103		289,522
U.S. Dollars [Member] | China [Member] | Non VIE [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | $	10,917		29,459
U.S. Dollars [Member] | China [Member] | Variable Interest Entities [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | $	$ 2		$ 3,511
Renminbi [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | ¥		735,501		1,021,929
Renminbi [Member] | USA [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | ¥		268		247,043
Renminbi [Member] | Hong Kong [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | ¥		152		6
Renminbi [Member] | China [Member] | Non VIE [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | ¥		383,233		324,952
Renminbi [Member] | China [Member] | Variable Interest Entities [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | ¥		¥ 351,848		¥ 449,928